Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 19, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following provides information about the relationship between executive compensation actually paid and certain financial performance measures of the Company, as determined in accordance with SEC rules. The following tables set forth information regarding compensation for our principal executive officers (“PEOs”) and average compensation related to our Non-PEO NEOs versus our Company performance for 2023, 2022, 2021 and 2020.

	Summary Compensation Table Total for Current PEO(1)(2)	Summary Compensation Table Total for Former PEO(1)(2)	Compensation Actually Paid to Current PEO(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income(8)	Year End Stock Price(9)
Fiscal Year							Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
2023	$7,734,016	-	$3,865,105	-	$2,065,458	$1,212,883	$21	$45	$(502,337)	$2.45
2022	$10,781,868	-	$(1,438,803)	-	$3,047,989	$535,128	$30	$45	$(500,152)	$3.48
2021	$7,405,794	-	$461,818	-	$2,839,648	$(1,535,598)	$116	$120	$(352,899)	$13.38
2020	$22,055,600	$14,679,129	$21,187,059	$20,884,791	$6,925,868	$7,172,507	$205	$195	$(644,887)	$23.73

Named Executive Officers, Footnote [Text Block]
(1)	For 2020, Michael Colglazier (Current PEO) and George Whitesides (Former PEO) each served as principal executive officer (“PEO”) for a portion of the year, Mr. Whitesides from January 1, 2020 to July 19, 2020, and Mr. Colglazier from July 20, 2020 to December 31, 2020. For 2021 and after, Michael Colglazier served as the sole PEO of the Company.

Peer Group Issuers, Footnote [Text Block]
(7)	Represents weighted peer group cumulative TSR of the compensation peer group for the applicable year, as further described in this footnote (the “Compensation Peer Group,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our Compensation Peer Group for 2023 was comprised of the following companies:

●Aerojet Rocketdyne Holdings, Inc. ●Curtiss-Wright Corporation ●Fisker Inc. ●Hyliion Holdings ●Joby Aviation, Inc. ●Kratos Defense & Security Solutions, Inc.	●Lordstown Motors Corp. ●Lyft, Inc. ●Maxar Technologies Inc. ●Mercury Systems, Inc. ●Moog Inc. ●Nikola Corporation	●Peloton Interactive, Inc. ●Sunrun Inc. ●Vail Resorts, Inc. ●Velodyne Lidar, Inc. ●Wynn Resorts, Limited

Our Compensation Peer Group for 2022 and 2021 was comprised of the following companies:

●Aerojet Rocketdyne Holdings, Inc. ●Brunswick Corporation ●Curtiss-Wright Corporation ●DraftKings Inc. ●Fisker Inc. ●Hyliion Holdings	●Kratos Defense & Security Solutions, Inc. ●Lordstown Motors Corp. ●Lyft, Inc. ●Maxar Technologies Inc. ●Mercury Systems, Inc. ●Moog Inc.	●Nikola Corporation ●Peloton Interactive, Inc. ●Sunrun Inc. ●Vail Resorts, Inc. ●Velodyne Lidar, Inc. ●Wynn Resorts, Limited

Our Compensation Peer Group for 2020 was comprised of the following companies:

●Aerojet Rocketdyne Holdings, Inc. ●AeroVironment, Inc. ●Appfolio, Inc. ●Axon Enterprise, Inc. ●Cloudera, Inc. ●Cognex Corporation ●Coherent, Inc.	●Cubic Corporation ●Emergent Biosolutions, Inc. ●FireEye, Inc. ●FLIR Systems, Inc. ●HEICO Corporation ●II-VI Incorporated ●Kratos Defense & Security Solutions, Inc.	●Mercury Systems, Inc. ●National Instruments Corp. ●Proofpoint, Inc. ●PROS Holdings, Inc. ●PTC Therapeutics, Inc. ●Rogers Corporation

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column are the amounts of total compensation reported for the Company’s PEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable fiscal year.
(3)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the Company’s PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the applicable PEO’s total compensation reported in the Summary Compensation Table for the applicable fiscal year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid to PEO(c)
2023	Michael Colglazier	$7,734,016	$5,243,644	$1,374,733	$3,865,105
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are set forth in the tables below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022 and 2023 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
(c)	No other adjustments were required to be made in calculating compensation actually paid.

Year	Name of PEO	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2023	Michael Colglazier	$2,426,065	$(1,132,992)	$0	$81,660	$0	$1,374,733

Non-PEO NEO Average Total Compensation Amount			$ 2,065,458	$ 3,047,989	$ 2,839,648	$ 6,925,868
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,212,883	535,128	(1,535,598)	7,172,507
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average of the amounts reported for our NEOs (excluding persons serving as PEOs) (collectively, the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs (included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Doug Ahrens, Alistair Burns, Aparna Chitale, and Sarah Kim; (ii) for 2022, Doug Ahrens, Alistair Burns, Aparna Chitale, Sarah Kim, Swami Iyer, and Michael Moses; (iii) for 2021, Doug Ahrens, Michelle Kley, Michael Moses, Swami Iyer, and Jonathan Campagna; and (iv) for 2020, Jonathan Campagna, Michael Moses, Michelle Kley, and Enrico Palermo.
(5)	The dollar amounts reported in this column represent the average “compensation actually paid” to the non-PEO NEOs for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year, as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	[Less] Reported Value of Equity Awards(a)	[Plus] Equity Award Adjustments(b)	[Equals] Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,065,458	$1,179,016	$326,441	$1,212,883
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2023	$551,350	$(233,994)	$0	$9,085	$0	$326,441

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN NEO COMPENSATION ACTUALLY PAID AND TSR PERFORMANCE

The Pay versus Performance Table demonstrates the link between Compensation Actually Paid (“CAP”) and Company performance. As demonstrated by the following graph, the CAP to our PEOs and the average amount of CAP to our other NEOs as a group during the periods presented were aligned with our cumulative TSR over the period presented. CAP generally decreases when our TSR decreases. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN NEO COMPENSATION ACTUALLY PAID AND NET INCOME

The graph below shows the relationship between the CAP to our PEOs and the average amount of CAP to our other NEOs as a group during the periods presented with the Company’s net income over the periods presented. As a limited-revenue company, our net income is negative for the periods presented.

COMPENSATION ACTUALLY PAID VERSUS NET INCOME (IN $MILLIONS)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

DESCRIPTION OF COMPENSATION ACTUALLY PAID AND YEAR-END STOCK PRICE

Year-end stock price is the company-selected measure because stock price (hurdles) is the metric currently used in our PSU program. The graph below shows the relationship between CAP paid to our PEOs and the average amount of CAP to our other NEOs as a group during the periods presented with our year-end stock price in each of the periods presented. CAP is aligned with our year-end stock price over the periods presented. CAP generally decreases when our stock price decreases.

COMPENSATION ACTUALLY PAID VERSUS YEAR END STOCK PRICE

Tabular List [Table Text Block]

FISCAL 2023 TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs in fiscal 2023 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures:
Year-End Stock Price
Annual Spending
Commercial Growth

Total Shareholder Return Amount			$ 21	30	116	205
Peer Group Total Shareholder Return Amount			45	45	120	195
Net Income (Loss) Attributable to Parent			$ (502,337)	$ (500,152)	$ (352,899)	$ (644,887)
Company Selected Measure Amount			2.45	3.48	13.38	23.73
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Year-End Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Annual Spending
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Commercial Growth
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,734,016	$ 10,781,868	$ 7,405,794	$ 22,055,600
PEO Actually Paid Compensation Amount			$ 3,865,105	$ (1,438,803)	$ 461,818	21,187,059
PEO Name	Michael Colglazier		Michael Colglazier	Michael Colglazier	Michael Colglazier
P E O 1 [Member] | Less Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 5,243,644
P E O 1 [Member] | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,374,733
P E O 1 [Member] | Plus Fair Valueat Fiscal Year Endof Outstandingand Unvested Option Awardsand Stock Awards Grantedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,426,065
P E O 1 [Member] | Plus Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,132,992)
P E O 1 [Member] | Plus Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
P E O 1 [Member] | Plus Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			81,660
P E O 1 [Member] | Less Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
P E O 1 [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,374,733
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			(0)	$ (0)	$ (0)	14,679,129
PEO Actually Paid Compensation Amount			(0)	$ (0)	$ (0)	$ 20,884,791
PEO Name		George Whitesides
N E O [Member] | Less Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,179,016
N E O [Member] | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			326,441
N E O [Member] | Plus Fair Valueat Fiscal Year Endof Outstandingand Unvested Option Awardsand Stock Awards Grantedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			551,350
N E O [Member] | Plus Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(233,994)
N E O [Member] | Plus Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
N E O [Member] | Less Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
N E O [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			326,441
N E O [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 9,085